CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	₱ 26,824	₱ 10,735	₱ 26,676
OTHER COMPREHENSIVE LOSS - NET OF TAX (Note 6)
Foreign currency translation differences of subsidiaries	(23)	(207)	(329)
Net transactions on cash flow hedges:	(1,256)	(2,544)	(725)
Net fair value losses on cash flow (Note 27)	(1,674)	(3,228)	(967)
Income tax (benefit from income tax) related to fair value adjustments charged directly to equity (Note 7)	418	684	242
Fair value changes of financial assets at fair value through other comprehensive loss (Note 24)			(2)
Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(1,279)	(2,751)	(1,056)
Actuarial gains (losses) on defined benefit obligations:	(5,469)	2,500	2,908
Remeasurement in actuarial gains (losses) on defined benefit obligations (Note 25)	(7,277)	3,332	3,879
Income tax related to remeasurement adjustments (Note 7)	1,808	(832)	(971)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 11)	3	(6)	23
Fair value adjustment on sale of property and equipment:			(108)
Fair value adjustment on sale of property and equipment			(144)
Income tax related to fair value adjustment on sale of property and equipment			36
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(5,466)	2,494	2,823
Total Other Comprehensive Income (Loss) - Net of Tax	(6,745)	(257)	1,767
Tax adjustments due to Corporate Recovery and Tax Incentives for Enterprises, or CREATE, Act			(2,546)
TOTAL COMPREHENSIVE INCOME	20,079	10,478	25,897
ATTRIBUTABLE TO:
Equity holders of PLDT	19,884	10,218	25,582
Noncontrolling interests	195	260	315
TOTAL COMPREHENSIVE INCOME	₱ 20,079	₱ 10,478	₱ 25,897